Debt (Details) - Schedule of Interest Payable - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Goh Meng Keong [Member]
Schedule of Interest Payable [Line Items]
Principle	$ 432,000	$ 431,593
Interest rate	5.00%	5.00%
Lending date	Mar. 22, 2022	Mar. 22, 2022
Due	Sep. 30, 2024	Mar. 31, 2024
Goh Seng Wei [Member]
Schedule of Interest Payable [Line Items]
Principle	$ 43,000	$ 43,159
Interest rate	5.00%	5.00%
Lending date	May 26, 2022	May 26, 2022
Due	Nov. 25, 2024	May 25, 2024